Revenue Recognition - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue from Contracts with Customers [Line Items]
Insurance brokerage commissions		$ 479,112	$ 1,169,306
Securities brokerage commissions	2,568	635,414	2,732,846
Market making commissions and fees	15	125,095	3,121,661
Total revenue from contracts with customers	2,583	1,239,621	7,023,813
Geographic revenue	2,583	1,239,621	7,023,813
Hong Kong [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue from contracts with customers	2,583	1,114,526	3,902,152
Geographic revenue	2,583	1,114,526	3,902,152
Cayman Islands [Member]
Schedule of Revenue from Contracts with Customers [Line Items]
Total revenue from contracts with customers		125,095	3,121,661
Geographic revenue		$ 125,095	$ 3,121,661